Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Brendan Wood TopGun ETF
Shareholder Report [Line Items]
Fund Name	Brendan Wood TopGun ETF
Class Name	Brendan Wood TopGun ETF
Trading Symbol	BWTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	brendanwoodtopgunetf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$49	0.95%¹
¹	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 19,842,738
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 86,891
Investment Company, Portfolio Turnover	15.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Net Assets	$19,842,738
Number of Holdings	25
Total Net Advisory Fee	$86,891
Portfolio Turnover Rate	15.20%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.91%
Canadian Pacific Kansas City Southern	4.63%
Costco Wholesale Corp.	4.53%
Parker-Hannifin Corp.	4.46%
HCA Healthcare, Inc.	4.39%
Prologis, Inc.	4.34%
Home Depot, Inc.	4.32%
Welltower, Inc.	4.29%
T-Mobile US, Inc.	4.13%
Transdigm Group, Inc.	3.89%

[1]	Annualized.